Vessels - Acquisitions (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
VLCC tanker Hercules I, Aframaxes Marathon TS, Sola TS and Oslo TS and Shutter tanker Lisboa
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	$ 383,125
VLCC Ulysses and Aframax tanker Elias Tsakos
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		$ 154,983